SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Loss before tax expenses	$ (1,412,844)	$ (142,213)
Income taxes computed at Hong Kong Profits Tax rate	(233,119)	(23,465)
Tax allowance at the statutory tax rates	(507)	(530)
Tax effect on non-assessable income	(35)
Tax effect on non-deductible expenses	31,972	49,946
Tax effect on tax losses not recognized	222,986
Tax effect on utilization of tax losses	(21,297)	(18,233)
Tax effect of two-tier tax rate		(3,859)
Over provision in respect of prior years	(30,926)
Income taxes (credit) expense	$ (30,926)	$ 3,859